Commitments and Contingencies - Additional Information (Details) $ in Millions		1 Months Ended				12 Months Ended
	Feb. 29, 2020 USD ($) ft²	Feb. 29, 2020 USD ($) ft²	Aug. 31, 2019	Feb. 28, 2018	Sep. 30, 2016	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Other Commitments [Line Items]
Operating leases, rent expense						$ 2.0	$ 2.0
Lessee, operating lease, option to terminate						2031
Lexington [Member]
Other Commitments [Line Items]
Lessee, operating lease, term of contract					5 years
Lessee, operating lease, option to extend					The lease has an initial term of approximately five years with the option to extend the term for one additional five-year term.
Lessee, Operating Lease, Existence of Option to Extend [true false]					true
Sublease agreement term				3 years
Sharpsburg [Member]
Other Commitments [Line Items]
Lessee, operating lease, term of contract			5 years 3 months
Lessee, operating lease, option to extend			The lease has an initial term of approximately five years and three months with an option to extend the term for one additional five-year term.
Lessee, Operating Lease, Existence of Option to Extend [true false]			true
Bedford [Member]
Other Commitments [Line Items]
Lessee, operating lease, term of contract	11 years	11 years
Lessee, operating lease, option to extend		The original 11-year lease for approximately 70,748 square feet of combined office and laboratory space is set to expire in 2031, with two options to extend the term for additional periods of five years each.
Lessee, Operating Lease, Existence of Option to Extend [true false]		true
Area of land | ft²	70,748	70,748
Lease incentive receivable	$ 1.4	$ 1.4
Lessee, operating lease, option to terminate	2031
Bedford [Member] | Standby Letters of Credit [Member]
Other Commitments [Line Items]
Debt instrument, collateral amount	$ 1.0	$ 1.0